Note 19 - Regulatory Requirements	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

19.           Regulatory Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by the Federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Bank’s and the Company’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices.  The Company’s and the Bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of Total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined).  As of December 31, 2012, the Company and the Bank met all capital adequacy requirements to which they are subject.

To be categorized as adequately capitalized, the Company and the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table.  As of December 31, 2012, the Bank's capital ratios exceed the regulatory standards for well-capitalized institutions. Certain bank regulatory limitations exist on the availability of the Bank’s assets for the payment of dividends by the Bank without prior approval of bank regulatory authorities.

Actual capital amounts and ratios for the Company and the Bank as of December 31, 2012 and 2011 are as follows:

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012
Company
Total Capital to Risk Weighted Assets	$81,213,909	12.98%	$50,044,960	>	8%	N/A		N/A
Tier I Capital to Risk Weighted Assets	74,062,697	11.84%	25,022,480	>	4%	N/A		N/A
Tier I Capital to Average Assets	74,062,697	9.29%	31,881,576	>	4%	N/A		N/A
Bank
Total Capital to Risk Weighted Assets	$78,621,740	12.57%	$50,044,960	>	8%	$62,556,200	>	10%
Tier I Capital to Risk Weighted Assets	71,470,528	11.43%	25,022,480	>	4%	37,533,720	>	6%
Tier I Capital to Average Assets	71,470,528	9.05%	31,604,458	>	4%	39,505,573	>	5%

As of December 31, 2011
Company
Total Capital to Risk Weighted Assets	$72,037,863	12.22%	$47,164,800	>	8%	N/A		N/A
Tier I Capital to Risk Weighted Assets	66,434,272	11.27%	23,582,400	>	4%	N/A		N/A
Tier I Capital to Average Assets	66,434,272	8.82%	30,138,401	>	4%	N/A		N/A
Bank
Total Capital to Risk Weighted Assets	$69,172,940	11.73%	$47,164,800	>	8%	$58,956,000	>	10%
Tier I Capital to Risk Weighted Assets	63,638,489	10.79%	23,582,400	>	4%	35,373,600	>	6%
Tier I Capital to Average Assets	63,638,489	8.49%	29,983,580	>	4%	37,479,475	>	5%

Dividend payments by the Bank to the Company are subject to the New Jersey Banking Act of 1948 (the “Banking Act”) and the Federal Deposit Insurance Act (the “FDIA”).  Under the Banking Act and the FDIA, the Bank may not pay any dividends if after paying the dividend, it would be undercapitalized under applicable capital requirements.  In addition to these explicit limitations, the federal regulatory agencies are authorized to prohibit a banking subsidiary or bank holding company from engaging in an unsafe or unsound banking practice.  Depending upon the circumstances, the agencies could take the position that paying a dividend would constitute an unsafe or unsound banking practice.

In the event the Company defers payments on the junior subordinated debentures used to fund payments to be made pursuant to the terms of the Capital Securities, the Company would be unable to pay cash dividends on its common stock until the deferred payments are made.